Reverse Merger (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Percentage of voting interest acquired	1.00%	1.00%
Arabella LLC
Numbers of shares issued prior to acquisition	$ 312,500
Numbers of shares issued	1,705,002
Description of earnout shares

In connectionwith the reverse merger, 1,705,002 of additional ordinary shares (“earnout shares”) will be awarded to individualsassociated with Arabella LLC over the following three years, if and when the Company achieves the following goals:

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2014 shall have increased 100% from the proved reserves as of the closing date of the reverse merger if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $22 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $12.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set (as specified in the agreement and plan of merger).

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2015 shall have increased 66% from the proved reserves as of December 31, 2014 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $18 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $6.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2016 shall have increased 33% from the proved reserves as of December 31, 2015 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $14 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $5.00 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.